Cover	Jun. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Nutex Health Inc. (“we”, “us”, “Nutex” or the “Company”), a Delaware corporation formerly known as Clinigence Holdings, Inc. (“Clinigence”), is filing this Amendment No. 1 on Form 8-K/A (this “Amended Filing”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on April 4, 2022 (the “Original Filing”), to file the audited financial statements for the fiscal year ended December 31, 2021 (the “Audited Financial Statements”) of Nutex Health Holdco LLC (“Nutex Health Holdco”), which was acquired by Clingence on April 1, 2022, and to file pro forma information of Nutex Health described below.
Document Period End Date	Jun. 15, 2022
Entity File Number	000-53862
Entity Registrant Name	NUTEX HEALTH INC.
Entity Central Index Key	0001479681
Entity Tax Identification Number	11-3363609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6030 S. Rice Ave
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77081
City Area Code	(954)
Local Phone Number	449-4703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NUTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false